Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Text Block]
5—INVENTORIES

Inventories consist of the following:
	December 31,
	2012	2011
Components, spare parts	4,032	3,657
Work-in-progress	566	573
Finished goods	600	856
Total gross inventories	5,198	5,086
Less: provision for slow-moving inventory	(934)	(1,167)
Total	4,263	3,920

The provision for slow moving inventory relates to components and spare parts. The allowance for slow moving inventory, the changes in which are classified within cost of sales, amounted to an income of € 186 thousand for the year ended December 31, 2012 and an expense of  € 428 thousand and € 184 thousand for the years ended December 31, 2011 and 2010, respectively.